Mortgage Loans on Real Estate (Aging of Financing Receivables) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Commercial Mortgage Loans
Financing Receivable, Past Due [Line Items]
Amortized cost, originated in current fiscal year	$ 425,875	$ 592,095
Amortized cost, originated in fiscal year before current fiscal year	592,468	534,839
Amortized cost, originated two years before current fiscal year	486,339	688,191
Amortized cost, originated three years before current fiscal year	591,076	459,451
Amortized cost, originated four years before current fiscal year	416,132	402,400
Amortized cost, originated more than five years before current fiscal year	1,042,668	951,526
Mortgage loans, amortized cost	3,554,558	3,628,502
Commercial Mortgage Loans | Current
Financing Receivable, Past Due [Line Items]
Amortized cost, originated in current fiscal year	425,875	592,095
Amortized cost, originated in fiscal year before current fiscal year	592,468	534,839
Amortized cost, originated two years before current fiscal year	486,339	688,191
Amortized cost, originated three years before current fiscal year	591,076	459,451
Amortized cost, originated four years before current fiscal year	416,132	402,400
Amortized cost, originated more than five years before current fiscal year	1,042,668	951,526
Mortgage loans, amortized cost	3,554,558	3,628,502
Commercial Mortgage Loans | 30 - 59 Days Past Due
Financing Receivable, Past Due [Line Items]
Amortized cost, originated in current fiscal year	0	0
Amortized cost, originated in fiscal year before current fiscal year	0	0
Amortized cost, originated two years before current fiscal year	0	0
Amortized cost, originated three years before current fiscal year	0	0
Amortized cost, originated four years before current fiscal year	0	0
Amortized cost, originated more than five years before current fiscal year	0	0
Mortgage loans, amortized cost	0	0
Commercial Mortgage Loans | 60 - 89 Days Past Due
Financing Receivable, Past Due [Line Items]
Amortized cost, originated in current fiscal year	0	0
Amortized cost, originated in fiscal year before current fiscal year	0	0
Amortized cost, originated two years before current fiscal year	0	0
Amortized cost, originated three years before current fiscal year	0	0
Amortized cost, originated four years before current fiscal year	0	0
Amortized cost, originated more than five years before current fiscal year	0	0
Mortgage loans, amortized cost	0	0
Commercial Mortgage Loans | Over 90 Days Past Due
Financing Receivable, Past Due [Line Items]
Amortized cost, originated in current fiscal year	0	0
Amortized cost, originated in fiscal year before current fiscal year	0	0
Amortized cost, originated two years before current fiscal year	0	0
Amortized cost, originated three years before current fiscal year	0	0
Amortized cost, originated four years before current fiscal year	0	0
Amortized cost, originated more than five years before current fiscal year	0	0
Mortgage loans, amortized cost	0	0
Agricultural Mortgage Loans
Financing Receivable, Past Due [Line Items]
Amortized cost, originated in current fiscal year	196,347	165,764
Amortized cost, originated in fiscal year before current fiscal year	160,641	196,521
Amortized cost, originated two years before current fiscal year	169,346	19,714
Amortized cost, originated three years before current fiscal year	5,629	25,000
Amortized cost, originated four years before current fiscal year	34,000	0
Amortized cost, originated more than five years before current fiscal year	0	0
Mortgage loans, amortized cost	565,963	406,999
Agricultural Mortgage Loans | Current
Financing Receivable, Past Due [Line Items]
Amortized cost, originated in current fiscal year	196,347	165,764
Amortized cost, originated in fiscal year before current fiscal year	160,641	196,521
Amortized cost, originated two years before current fiscal year	166,211	19,714
Amortized cost, originated three years before current fiscal year	5,629	25,000
Amortized cost, originated four years before current fiscal year	34,000	0
Amortized cost, originated more than five years before current fiscal year	0	0
Mortgage loans, amortized cost	562,828	406,999
Agricultural Mortgage Loans | 30 - 59 Days Past Due
Financing Receivable, Past Due [Line Items]
Amortized cost, originated in current fiscal year	0	0
Amortized cost, originated in fiscal year before current fiscal year	0	0
Amortized cost, originated two years before current fiscal year	0	0
Amortized cost, originated three years before current fiscal year	0	0
Amortized cost, originated four years before current fiscal year	0	0
Amortized cost, originated more than five years before current fiscal year	0	0
Mortgage loans, amortized cost	0	0
Agricultural Mortgage Loans | 60 - 89 Days Past Due
Financing Receivable, Past Due [Line Items]
Amortized cost, originated in current fiscal year	0	0
Amortized cost, originated in fiscal year before current fiscal year	0	0
Amortized cost, originated two years before current fiscal year	0	0
Amortized cost, originated three years before current fiscal year	0	0
Amortized cost, originated four years before current fiscal year	0	0
Amortized cost, originated more than five years before current fiscal year	0	0
Mortgage loans, amortized cost	0	0
Agricultural Mortgage Loans | Over 90 Days Past Due
Financing Receivable, Past Due [Line Items]
Amortized cost, originated in current fiscal year	0	0
Amortized cost, originated in fiscal year before current fiscal year	0	0
Amortized cost, originated two years before current fiscal year	3,135	0
Amortized cost, originated three years before current fiscal year	0	0
Amortized cost, originated four years before current fiscal year	0	0
Amortized cost, originated more than five years before current fiscal year	0	0
Mortgage loans, amortized cost	3,135	0
Residential Mortgage Loans
Financing Receivable, Past Due [Line Items]
Amortized cost, originated in current fiscal year	1,970,718	1,105,239
Amortized cost, originated in fiscal year before current fiscal year	624,834	473,444
Amortized cost, originated two years before current fiscal year	233,741	79,762
Amortized cost, originated three years before current fiscal year	31,262	17,325
Amortized cost, originated four years before current fiscal year	4,506	751
Amortized cost, originated more than five years before current fiscal year	417	0
Mortgage loans, amortized cost	2,865,478	1,676,521
Residential Mortgage Loans | Current
Financing Receivable, Past Due [Line Items]
Amortized cost, originated in current fiscal year	1,915,169	1,092,438
Amortized cost, originated in fiscal year before current fiscal year	595,363	454,532
Amortized cost, originated two years before current fiscal year	211,119	67,380
Amortized cost, originated three years before current fiscal year	27,483	16,898
Amortized cost, originated four years before current fiscal year	1,710	751
Amortized cost, originated more than five years before current fiscal year	417	0
Mortgage loans, amortized cost	2,751,261	1,631,999
Residential Mortgage Loans | 30 - 59 Days Past Due
Financing Receivable, Past Due [Line Items]
Amortized cost, originated in current fiscal year	39,179	10,284
Amortized cost, originated in fiscal year before current fiscal year	8,238	12,363
Amortized cost, originated two years before current fiscal year	13,073	11,373
Amortized cost, originated three years before current fiscal year	1,960	427
Amortized cost, originated four years before current fiscal year	0	0
Amortized cost, originated more than five years before current fiscal year	0	0
Mortgage loans, amortized cost	62,450	34,447
Residential Mortgage Loans | 60 - 89 Days Past Due
Financing Receivable, Past Due [Line Items]
Amortized cost, originated in current fiscal year	6,668	1,838
Amortized cost, originated in fiscal year before current fiscal year	7,165	1,090
Amortized cost, originated two years before current fiscal year	3,034	102
Amortized cost, originated three years before current fiscal year	57	0
Amortized cost, originated four years before current fiscal year	0	0
Amortized cost, originated more than five years before current fiscal year	0	0
Mortgage loans, amortized cost	16,924	3,030
Residential Mortgage Loans | Over 90 Days Past Due
Financing Receivable, Past Due [Line Items]
Amortized cost, originated in current fiscal year	9,702	679
Amortized cost, originated in fiscal year before current fiscal year	14,068	5,459
Amortized cost, originated two years before current fiscal year	6,515	907
Amortized cost, originated three years before current fiscal year	1,762	0
Amortized cost, originated four years before current fiscal year	2,796	0
Amortized cost, originated more than five years before current fiscal year	0	0
Mortgage loans, amortized cost	$ 34,843	$ 7,045